UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-21478

Name of Registrant: Vanguard CMT Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: February 28

Date of reporting period: May 31, 2015

Item 1: Schedule of Investments

Vanguard Market Liquidity Fund

Schedule of Investments
As of May 31, 2015

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (51.8%)
2	Fannie Mae Discount Notes	0.080%	6/3/15	900,000	899,996
2	Fannie Mae Discount Notes	0.065%	6/16/15	124,100	124,097
2	Fannie Mae Discount Notes	0.065%	7/1/15	44,000	43,998
2	Fannie Mae Discount Notes	0.065%	7/6/15	43,300	43,297
2	Fannie Mae Discount Notes	0.070%	7/15/15	27,900	27,898
2	Fannie Mae Discount Notes	0.070%	8/5/15	15,000	14,998
2	Fannie Mae Discount Notes	0.070%	8/12/15	71,600	71,590
2	Fannie Mae Discount Notes	0.070%	8/19/15	87,500	87,487
3	Federal Home Loan Bank Discount Notes	0.073%–0.075%	6/5/15	400,000	399,997
3	Federal Home Loan Bank Discount Notes	0.072%	6/17/15	750,000	749,976
3	Federal Home Loan Bank Discount Notes	0.072%–0.074%	6/19/15	77,425	77,422
3	Federal Home Loan Bank Discount Notes	0.074%	6/24/15	500,000	499,976
3	Federal Home Loan Bank Discount Notes	0.074%	6/26/15	200,000	199,990
3	Federal Home Loan Bank Discount Notes	0.070%	7/1/15	1,243,000	1,242,927
3	Federal Home Loan Bank Discount Notes	0.080%–0.089%	7/6/15	1,284,868	1,284,761
3	Federal Home Loan Bank Discount Notes	0.080%–0.089%	7/8/15	199,250	199,233
3	Federal Home Loan Bank Discount Notes	0.078%–0.08%	7/10/15	298,422	298,397
3	Federal Home Loan Bank Discount Notes	0.080%	7/15/15	585,900	585,843
3	Federal Home Loan Bank Discount Notes	0.080%–0.087%	7/17/15	1,402,100	1,401,952
3	Federal Home Loan Bank Discount Notes	0.076%–0.084%	7/22/15	983,000	982,888
3	Federal Home Loan Bank Discount Notes	0.076%–0.083%	7/24/15	481,887	481,832
3	Federal Home Loan Bank Discount Notes	0.092%	7/31/15	318,400	318,351
[2,4] Federal Home Loan Mortgage Corp.		0.175%	6/26/15	250,000	250,005
[2,4] Federal Home Loan Mortgage Corp.		0.173%	7/17/15	580,500	580,523
[2,4] Federal National Mortgage Assn.		0.151%	8/5/15	180,000	179,994
[2,4] Federal National Mortgage Assn.		0.177%	10/21/15	44,000	44,009
2	Freddie Mac Discount Notes	0.065%	6/10/15	34,100	34,099
2	Freddie Mac Discount Notes	0.090%	6/24/15	600,000	599,966
2	Freddie Mac Discount Notes	0.090%	6/25/15	200,000	199,988
2	Freddie Mac Discount Notes	0.070%	7/13/15	51,000	50,996
2	Freddie Mac Discount Notes	0.070%	7/20/15	70,591	70,584
2	Freddie Mac Discount Notes	0.065%	7/24/15	35,000	34,997
2	Freddie Mac Discount Notes	0.073%	8/5/15	70,200	70,191
2	Freddie Mac Discount Notes	0.080%	8/6/15	125,000	124,982
2	Freddie Mac Discount Notes	0.065%	8/7/15	100,000	99,988
2	Freddie Mac Discount Notes	0.070%–0.075%	8/11/15	325,000	324,954
2	Freddie Mac Discount Notes	0.073%	8/13/15	240,000	239,965
2	Freddie Mac Discount Notes	0.070%	8/20/15	427,540	427,473
2	Freddie Mac Discount Notes	0.070%	8/24/15	38,334	38,328
2	Freddie Mac Discount Notes	0.105%	8/27/15	252	252
	United States Treasury Bill	0.073%–0.075%	6/4/15	1,972,082	1,972,070
	United States Treasury Bill	0.050%–0.11%	6/18/15	685,443	685,421
	United States Treasury Bill	0.030%–0.155%	6/25/15	850,000	849,941
	United States Treasury Bill	0.025%	7/30/15	336,299	336,285
	United States Treasury Floating Rate Note	0.060%	1/31/16	100,000	99,983
	United States Treasury Floating Rate Note	0.084%	4/30/16	63,000	62,996
	United States Treasury Floating Rate Note	0.068%	10/31/16	414,500	414,185
	United States Treasury Floating Rate Note	0.099%	1/31/17	1,557,300	1,557,282
	United States Treasury Note/Bond	0.375%	6/15/15	446,000	446,049
	United States Treasury Note/Bond	0.375%	6/30/15	974,000	974,234

	United States Treasury Note/Bond	1.875%	6/30/15	1,815,000	1,817,625
	United States Treasury Note/Bond	1.750%	7/31/15	157,000	157,434
	United States Treasury Note/Bond	4.250%	8/15/15	1,363,000	1,374,766
	United States Treasury Note/Bond	1.250%	9/30/15	1,748,000	1,754,869
Total U.S. Government and Agency Obligations (Cost $25,911,340)					25,911,340
Commercial Paper (18.8%)
Bank Holding Company (0.1%)
	State Street Corp.	0.190%	7/27/15	72,250	72,229

Finance—Auto (1.2%)
	American Honda Finance Corp.	0.150%	6/4/15	60,500	60,499
	American Honda Finance Corp.	0.150%	6/5/15	60,000	59,999
	American Honda Finance Corp.	0.150%	8/21/15	35,750	35,738
5	BMW US Capital LLC	0.160%	6/22/15	38,000	37,997
5	BMW US Capital LLC	0.160%	6/23/15	13,000	12,999
5	BMW US Capital LLC	0.160%	6/25/15	10,750	10,749
5	BMW US Capital LLC	0.160%	7/2/15	55,000	54,992
5	BMW US Capital LLC	0.140%	8/10/15	30,500	30,492
4	Toyota Motor Credit Corp.	0.251%	7/6/15	40,000	40,000
	Toyota Motor Credit Corp.	0.280%	11/4/15	24,000	23,971
	Toyota Motor Credit Corp.	0.280%	11/23/15	46,000	45,937
4	Toyota Motor Credit Corp.	0.265%	11/24/15	74,000	74,000
4	Toyota Motor Credit Corp.	0.287%	4/15/16	121,000	121,000
					608,373
Finance—Other (0.8%)
4	General Electric Capital Corp.	0.246%	7/15/15	98,500	98,500
4	General Electric Capital Corp.	0.252%	8/11/15	29,500	29,503
	General Electric Capital Corp.	0.301%	9/17/15	11,000	10,990
	General Electric Capital Corp.	0.301%	9/24/15	33,500	33,468
5	Old Line Funding LLC	0.180%	8/6/15	29,766	29,756
5	Old Line Funding LLC	0.200%	8/10/15	150,000	149,942
5	Old Line Funding LLC	0.200%	8/25/15	50,000	49,976
					402,135
Foreign Banks (10.4%)
[4,5] Australia & New Zealand Banking Group, Ltd.		0.255%	6/23/15	300,000	299,999
[4,5] Australia & New Zealand Banking Group, Ltd.		0.235%	7/27/15	58,000	58,000
5	Australia & New Zealand Banking Group, Ltd.	0.150%	7/28/15	200,000	199,952
[4,5] Australia & New Zealand Banking Group, Ltd.		0.241%	8/4/15	120,000	120,000
5	Australia & New Zealand Banking Group, Ltd.	0.155%	8/5/15	123,000	122,966
[4,5] Australia & New Zealand Banking Group, Ltd.		0.265%	10/27/15	70,000	69,998
[4,5] Australia & New Zealand Banking Group, Ltd.		0.271%	11/3/15	120,500	120,500
[4,5] Australia & New Zealand Banking Group, Ltd.		0.295%	1/29/16	80,500	80,500
[4,5] Australia & New Zealand Banking Group, Ltd.		0.290%	4/8/16	140,000	140,000
[4,5] Commonwealth Bank of Australia		0.271%	10/6/15	59,000	59,000
[4,5] Commonwealth Bank of Australia		0.271%	10/7/15	100,000	99,998
[4,5] Commonwealth Bank of Australia		0.274%	10/9/15	50,000	50,000
[4,5] Commonwealth Bank of Australia		0.241%	11/5/15	200,000	200,000
[4,5] Commonwealth Bank of Australia		0.286%	2/19/16	81,000	80,997
[4,5] Commonwealth Bank of Australia		0.285%	2/22/16	125,000	124,996
[4,5] Commonwealth Bank of Australia		0.304%	3/14/16	98,750	98,746
[4,5] Commonwealth Bank of Australia		0.295%	3/30/16	75,000	74,997
[4,5] Commonwealth Bank of Australia		0.295%	3/31/16	123,500	123,491
[4,5] Commonwealth Bank of Australia		0.306%	5/6/16	150,000	149,993
	Lloyds Bank plc	0.110%	6/1/15	688,000	688,000
[4,5] National Australia Bank Ltd.		0.263%	6/18/15	40,000	40,000
5	National Australia Bank Ltd.	0.190%	8/24/15	300,000	299,867
	UBS Finance (Delaware) LLC	0.130%	6/2/15	500,000	499,998

	UBS Finance (Delaware) LLC	0.120%	6/5/15	20,000	20,000
[4,5] Westpac Banking Corp.		0.250%	7/1/15	300,000	300,000
[4,5] Westpac Banking Corp.		0.271%	9/2/15	65,000	64,999
[4,5] Westpac Banking Corp.		0.276%	9/15/15	48,000	47,999
[4,5] Westpac Banking Corp.		0.273%	9/17/15	152,000	151,998
[4,5] Westpac Banking Corp.		0.275%	10/23/15	125,000	124,998
[4,5] Westpac Banking Corp.		0.250%	12/8/15	200,000	199,994
[4,5] Westpac Banking Corp.		0.255%	12/14/15	100,000	99,997
[4,5] Westpac Banking Corp.		0.295%	2/22/16	146,500	146,500
[4,5] Westpac Banking Corp.		0.295%	3/24/16	80,000	80,001
[4,5] Westpac Banking Corp.		0.301%	4/4/16	150,000	150,000
					5,188,484
Foreign Governments (2.3%)
5	CDP Financial Inc.	0.200%	6/2/15	12,600	12,600
5	CDP Financial Inc.	0.190%	8/5/15	12,500	12,496
6	CPPIB Capital Inc.	0.140%	6/1/15	49,000	49,000
6	CPPIB Capital Inc.	0.140%	7/7/15	56,250	56,242
6	CPPIB Capital Inc.	0.150%	7/16/15	13,000	12,998
6	CPPIB Capital Inc.	0.155%	7/28/15	24,750	24,744
6	CPPIB Capital Inc.	0.155%	7/29/15	125,000	124,969
6	CPPIB Capital Inc.	0.155%–0.16%	8/5/15	93,000	92,974
6	CPPIB Capital Inc.	0.150%–0.155%	8/6/15	41,000	40,988
6	CPPIB Capital Inc.	0.150%	8/7/15	10,000	9,997
6	CPPIB Capital Inc.	0.155%	8/10/15	25,620	25,612
6	CPPIB Capital Inc.	0.155%	8/13/15	252,000	251,921
6	CPPIB Capital Inc.	0.155%	8/28/15	40,000	39,985
6	CPPIB Capital Inc.	0.155%	9/3/15	59,750	59,726
5	Hydro-Quebec	0.140%	8/10/15	22,000	21,994
6	PSP Capital Inc.	0.150%	6/1/15	7,000	7,000
6	PSP Capital Inc.	0.180%	6/17/15	8,000	7,999
6	PSP Capital Inc.	0.160%	7/17/15	13,750	13,747
6	PSP Capital Inc.	0.160%	7/20/15	7,000	6,998
6	PSP Capital Inc.	0.160%	7/23/15	7,500	7,498
6	PSP Capital Inc.	0.160%	7/30/15	11,750	11,747
6	PSP Capital Inc.	0.160%	8/4/15	8,500	8,498
6	PSP CAPITAL Inc.	0.160%	8/5/15	20,000	19,994
5	Quebec	0.130%	7/14/15	150,000	149,977
5	Quebec	0.140%	8/31/15	9,750	9,747
5	Quebec	0.150%	9/14/15	13,250	13,244
5	Quebec	0.150%	9/15/15	13,250	13,244
5	Quebec	0.150%	9/17/15	53,000	52,976
					1,158,915
Foreign Industrial (2.6%)
5	BASF SE	0.140%	7/1/15	23,000	22,997
5	BASF SE	0.140%	7/7/15	6,750	6,749
5	BASF SE	0.210%	8/26/15	30,000	29,985
5	BASF SE	0.210%	9/1/15	60,000	59,968
5	BASF SE	0.220%	9/28/15	8,000	7,994
5	BASF SE	0.280%–0.3%	9/29/15	148,000	147,857
5	Nestle Capital Corp.	0.150%–0.155%	9/8/15	34,750	34,736
5	Nestle Capital Corp.	0.150%	9/9/15	52,000	51,978
	Nestle Finance International Ltd.	0.150%	6/18/15	41,000	40,997
5	Novartis Finance Corp.	0.150%	8/3/15	14,500	14,496
5	Novartis Finance Corp.	0.150%	8/10/15	5,250	5,249
5	Novartis Finance Corp.	0.150%	8/11/15	46,750	46,736
5	Novartis Finance Corp.	0.150%	8/12/15	29,000	28,991
5	Reckitt Benckiser Treasury Services plc	0.150%–0.18%	9/1/15	116,500	116,449

5 Reckitt Benckiser Treasury Services plc	0.180%	9/9/15	14,500	14,493
5 Roche Holdings Inc.	0.130%	7/7/15	12,250	12,248
5 Sanofi	0.140%	6/22/15	251,500	251,479
5 Sanofi	0.140%	6/26/15	242,500	242,476
5 Shell International Finance BV	0.140%	7/8/15	24,500	24,497
5 Shell International Finance BV	0.140%	7/13/15	54,250	54,241
5 Total Capital Canada Ltd.	0.130%	7/27/15	66,000	65,987
				1,280,603
Industrial (1.4%)
5 Chevron Corp.	0.150%	6/18/15	27,250	27,248
5 Chevron Corp.	0.150%	6/24/15	40,500	40,496
5 Emerson Electric Co.	0.140%	6/1/15	8,000	8,000
5 Emerson Electric Co.	0.120%	6/11/15	8,000	8,000
5 Henkel of America Inc.	0.160%	6/10/15	40,000	39,999
5 Henkel of America Inc.	0.160%	6/11/15	60,000	59,997
5 Honeywell International Inc.	0.120%	6/15/15	13,500	13,499
5 Honeywell International Inc.	0.120%	6/16/15	13,500	13,499
5 Honeywell International Inc.	0.120%	6/17/15	13,500	13,499
5 Honeywell International Inc.	0.120%	6/18/15	13,500	13,499
5 Pfizer Inc	0.150%	7/2/15	80,000	79,990
5 Qualcomm Inc.	0.130%	6/22/15	29,000	28,998
5 The Coca-Cola Co.	0.150%	6/22/15	60,000	59,995
5 The Coca-Cola Co.	0.160%	6/24/15	117,000	116,988
5 The Coca-Cola Co.	0.140%	8/26/15	125,000	124,958
5 The Coca-Cola Co.	0.140%	8/27/15	15,000	14,995
5 The Coca-Cola Co.	0.250%	11/18/15	19,000	18,978
5 Walt Disney Co.	0.120%	6/30/15	32,250	32,247
				714,885
Total Commercial Paper (Cost $9,425,624)				9,425,624
Certificates of Deposit (24.3%)
Domestic Banks (4.6%)
Citibank NA	0.180%	6/16/15	157,500	157,500
Citibank NA	0.180%	6/25/15	23,500	23,500
JPMorgan Chase Bank NA	0.250%	7/30/15	15,220	15,222
4 State Street Bank & Trust Co.	0.240%	6/1/15	78,000	78,000
4 State Street Bank & Trust Co.	0.241%	6/2/15	100,000	100,000
State Street Bank & Trust Co.	0.180%	7/2/15	84,500	84,500
4 State Street Bank & Trust Co.	0.266%	7/13/15	50,000	50,000
4 State Street Bank & Trust Co.	0.286%	12/23/15	268,750	268,750
4 Wells Fargo Bank NA	0.265%	8/12/15	200,000	200,000
4 Wells Fargo Bank NA	0.266%	8/13/15	175,000	175,000
4 Wells Fargo Bank NA	0.263%	8/17/15	70,000	70,000
4 Wells Fargo Bank NA	0.263%	8/18/15	65,000	65,000
4 Wells Fargo Bank NA	0.265%	8/21/15	135,000	135,000
4 Wells Fargo Bank NA	0.266%	9/15/15	50,000	50,000
4 Wells Fargo Bank NA	0.285%	10/30/15	250,000	250,000
4 Wells Fargo Bank NA	0.285%	11/25/15	145,000	145,000
4 Wells Fargo Bank NA	0.283%	12/16/15	180,000	180,000
4 Wells Fargo Bank NA	0.296%	1/15/16	50,000	50,000
4 Wells Fargo Bank NA	0.302%	2/9/16	45,000	45,000
4 Wells Fargo Bank NA	0.300%	4/1/16	150,000	150,000
				2,292,472
Eurodollar Certificates of Deposit (1.4%)
Australia & New Zealand Banking Group, Ltd.	0.210%	7/3/15	250,000	250,000
Australia & New Zealand Banking Group, Ltd.	0.200%	8/10/15	56,000	56,000
Australia & New Zealand Banking Group, Ltd.	0.240%	9/1/15	147,000	147,000

4 National Australia Bank Ltd.	0.246%	10/21/15	250,000	250,000
				703,000
Yankee Certificates of Deposit (18.3%)
Bank of Montreal (Chicago Branch)	0.180%	6/3/15	54,000	54,000
Bank of Montreal (Chicago Branch)	0.190%	7/2/15	250,000	250,000
Bank of Montreal (Chicago Branch)	0.190%	7/2/15	200,000	200,000
Bank of Montreal (Chicago Branch)	0.210%	8/3/15	150,000	150,000
Bank of Montreal (Chicago Branch)	0.180%	8/17/15	220,000	220,000
Bank of Montreal (Chicago Branch)	0.210%	8/17/15	50,000	50,000
Bank of Montreal (Chicago Branch)	0.180%	8/20/15	100,000	99,999
Bank of Montreal (Chicago Branch)	0.220%	8/20/15	50,000	50,000
Bank of Montreal (Chicago Branch)	0.220%	9/15/15	220,000	220,000
4 Bank of Nova Scotia (Houston Branch)	0.240%	7/1/15	100,000	100,000
4 Bank of Nova Scotia (Houston Branch)	0.252%	7/6/15	95,000	95,000
4 Bank of Nova Scotia (Houston Branch)	0.243%	8/17/15	90,000	90,000
4 Bank of Nova Scotia (Houston Branch)	0.245%	8/24/15	115,000	115,000
4 Bank of Nova Scotia (Houston Branch)	0.241%	9/2/15	190,000	190,000
4 Bank of Nova Scotia (Houston Branch)	0.246%	9/28/15	250,000	250,000
4 Bank of Nova Scotia (Houston Branch)	0.247%	10/21/15	65,000	65,000
4 Bank of Nova Scotia (Houston Branch)	0.245%	10/27/15	70,000	70,000
4 Bank of Nova Scotia (Houston Branch)	0.251%	11/5/15	50,000	50,000
4 Bank of Nova Scotia (Houston Branch)	0.265%	11/23/15	175,000	175,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.250%	6/16/15	50,000	50,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.250%	6/1/15	200,000	200,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.250%	7/21/15	125,000	125,000
4 Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.284%	8/20/15	80,000	80,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.270%	8/27/15	50,000	50,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.270%	8/28/15	35,000	35,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.280%	9/4/15	250,000	250,000
4 Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.326%	11/13/15	150,000	150,000
4 Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.325%	11/27/15	200,000	200,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.160%	7/2/15	55,000	55,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.160%	7/16/15	132,000	132,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.150%	8/4/15	500,000	500,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.160%	8/4/15	500,000	500,000
4 Commonwealth Bank of Australia (New York
Branch)	0.285%	2/24/16	27,000	27,000
DNB Bank ASA (New York Branch)	0.120%	6/2/15	565,000	565,000
DNB Bank ASA (New York Branch)	0.110%	6/5/15	138,500	138,500
4 Royal Bank of Canada (New York Branch)	0.253%	9/18/15	204,000	204,000
4 Royal Bank of Canada (New York Branch)	0.242%	10/9/15	129,000	129,000
4 Royal Bank of Canada (New York Branch)	0.245%	10/22/15	203,500	203,500
4 Royal Bank of Canada (New York Branch)	0.251%	11/4/15	168,000	168,000
4 Royal Bank of Canada (New York Branch)	0.254%	11/20/15	109,750	109,750

4 Royal Bank of Canada (New York Branch)	0.265%	11/25/15	250,000	250,000
Swedbank AB (New York Branch)	0.125%	6/2/15	500,000	500,000
Swedbank AB (New York Branch)	0.110%	6/5/15	500,000	500,000
Toronto Dominion Bank (New York Branch)	0.170%	6/4/15	155,000	155,000
4 Toronto Dominion Bank (New York Branch)	0.254%	7/20/15	300,000	300,000
Toronto Dominion Bank (New York Branch)	0.175%	8/3/15	250,000	250,000
Toronto Dominion Bank (New York Branch)	0.190%	8/5/15	105,000	105,000
Toronto Dominion Bank (New York Branch)	0.190%	8/20/15	200,000	200,000
4 Toronto Dominion Bank (New York Branch)	0.273%	9/17/15	13,500	13,501
4 Toronto Dominion Bank (New York Branch)	0.254%	9/21/15	125,000	125,000
4 Toronto Dominion Bank (New York Branch)	0.245%	10/26/15	225,000	225,000
4 Westpac Banking Corp. (New York Branch)	0.295%	3/24/16	150,000	150,000
				9,139,250
Total Certificates of Deposit (Cost $12,134,722)				12,134,722
Other Notes (1.0%)
Bank of America NA	0.250%	7/14/15	64,500	64,500
Bank of America NA	0.250%	7/20/15	66,000	66,000
Bank of America NA	0.250%	8/6/15	81,750	81,750
Bank of America NA	0.230%	8/11/15	71,000	71,000
Bank of America NA	0.250%	8/20/15	82,750	82,750
Bank of America NA	0.240%	8/24/15	75,000	75,000
Bank of America NA	0.250%	9/2/15	74,000	74,000
Total Other Notes (Cost $515,000)				515,000
Repurchase Agreements (1.3%)
Bank of Nova Scotia
Dated 5/29/15, Repurchase Value
$100,001,000, collateralized by U.S.
Treasury Note/Bond 0.250%-9.125%,
7/31/15-2/15/45, and U.S. Treasury Bill
0.000%, 6/18/15, with a value of
$102,000,000	0.100%	6/1/15	100,000	100,000
Bank of Nova Scotia
Dated 5/22/15, Repurchase Value
$13,501,000, collateralized by Federal
Home Loan Mortgage Corp. 3.500%,
2/1/45, and Federal National Mortgage
Assn. 4.500%, 12/1/43, with a value of
$13,905,000	0.110%	6/5/15	13,500	13,500
RBC Capital Markets LLC
Dated 5/14/15, Repurchase Value
$22,251,000, collateralized by Federal
National Mortgage Assn. 3.000%-5.000%,
7/1/22-5/1/45, and Federal Home Loan
Mortgage Corp. 3.000%-4.500%, 10/1/37-
9/1/44, with a value of $22,918,000	0.090%	6/5/15	22,250	22,250
TD Securities (USA) LLC
Dated 5/29/15, Repurchase Value
$500,011,000, collateralized by Federal
Home Loan Mortgage Corp. 0.000%,
12/7/15, Treasury Inflation Indexed
Note/Bond 1.875%-3.875%, 7/15/15-
4/15/29, U.S. Treasury Bill 0.000%,
6/11/15-3/31/16, and U.S. Treasury
Note/Bond 0.250%-8.500%, 5/31/15-
2/15/45, with a value of $510,243,000	0.110%	6/5/15	500,000	500,000
Total Repurchase Agreements (Cost $635,750)				635,750

Corporate Bonds (0.4%)
Industrial (0.4%)
4	Toyota Motor Credit Corp.	0.265%	6/10/15	14,000	14,000
4	Toyota Motor Credit Corp.	0.282%	8/26/15	111,500	111,500
4	Toyota Motor Credit Corp.	0.279%	10/29/15	82,000	82,000
Total Corporate Bonds (Cost $207,500)					207,500
Taxable Municipal Bonds (0.3%)
[6,7] BlackRock Municipal Bond Trust TOB VRDO		0.200%	6/1/15	4,710	4,710
[6,7] BlackRock Municipal Income Investment
	Quality Trust TOB VRDO	0.200%	6/1/15	2,515	2,515
[6,7] BlackRock Municipal Income Trust TOB
	VRDO	0.200%	6/1/15	54,000	54,000
[6,7] BlackRock MuniHoldings Fund II, Inc. TOB
	VRDO	0.200%	6/1/15	12,635	12,635
[6,7] BlackRock MuniHoldings Fund, Inc. TOB
	VRDO	0.200%	6/1/15	4,990	4,990
[6,7] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.200%	6/1/15	25,500	25,500
[6,7] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.200%	6/1/15	10,955	10,955
[6,7] BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.200%	6/1/15	3,360	3,360
[6,7] BlackRock Strategic Municipal Trust TOB
	VRDO	0.200%	6/1/15	2,555	2,555
[6,7] Los Angeles CA Department of Water &
	Power Revenue TOB VRDO	0.260%	6/5/15	2,855	2,855
6	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.260%	6/5/15	2,800	2,800
6	Seattle WA Municipal Light & Power Revenue
	TOB VRDO	0.260%	6/5/15	1,500	1,500
Total Taxable Municipal Bonds (Cost $128,375)					128,375
Total Investments (97.9%) (Cost $48,958,311)					48,958,311
Other Assets and Liabilities-Net (2.1%)					1,056,944
Net Assets (100%)					50,015,255

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At May 31, 2015, the aggregate value of these securities was $6,598,158,000, representing 13.2% of net assets.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, the aggregate value of these securities was $1,001,012,000, representing 2.0% of net assets.
7 Scheduled principal and interest payments are guaranteed by bank letter of credit.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2015, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Municipal Cash Management Fund

Schedule of Investments
As of May 31, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.8%)
Alabama (0.4%)
1	Alabama Public School & College Authority
	Capital Improvement Revenue TOB VRDO	0.140%	6/5/15	12,550	12,550

Alaska (0.4%)
	Alaska Housing Finance Corp. Home Mortgage
	Revenue VRDO	0.070%	6/5/15	13,700	13,700

Arizona (0.2%)
1	Maricopa County AZ Public Finance Corp.
	Lease Revenue TOB VRDO	0.120%	6/5/15	5,485	5,485

California (4.4%)
1	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area) TOB
	VRDO	0.110%	6/5/15	5,000	5,000
	California GO VRDO	0.080%	6/1/15 LOC	13,400	13,400
1	California Health Facilities Financing Authority
	Revenue (Kaiser Foundation Hospitals) TOB
	VRDO	0.100%	6/5/15 LOC	13,615	13,615
	California Statewide Communities Development
	Authority Gas Supply Revenue VRDO	0.090%	6/5/15	33,675	33,675
	California Statewide Communities Development
	Authority Multifamily Housing Revenue
	(Ridgeway Apartments) VRDO	0.100%	6/5/15 LOC	10,585	10,585
1	California Statewide Communities Development
	Authority Revenue (Sutter Health) TOB VRDO	0.100%	6/5/15	6,230	6,230
1	Los Angeles CA Department of Water & Power
	Revenue TOB VRDO	0.100%	6/1/15	13,000	13,000
	Los Angeles County CA TRAN	1.500%	6/30/15	30,000	30,033
	San Diego County CA Regional Transportation
	Commission Sales Tax Revenue VRDO	0.080%	6/5/15	12,385	12,385
	Ventura County CA TRAN	1.500%	7/1/15	13,000	13,015
					150,938
Colorado (2.1%)
	Colorado Educational & Cultural Facilities
	Authority Revenue (National Jewish
	Federation Bond Program) VRDO	0.100%	6/1/15 LOC	9,270	9,270
	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) VRDO	0.100%	6/5/15	11,450	11,450
	Colorado Housing & Finance Authority Single
	Family Mortgage Revenue VRDO	0.080%	6/5/15	8,915	8,915
	Colorado Housing & Finance Authority Single
	Family Mortgage Revenue VRDO	0.100%	6/5/15	17,835	17,835
	Colorado Springs CO Utility System Revenue
	VRDO	0.090%	6/5/15	24,190	24,190
					71,660

Connecticut (0.6%)
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.100%	6/1/15	10,000	10,000
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.130%	6/5/15	10,330	10,330
				20,330
District of Columbia (1.6%)
1 District of Columbia GO TOB PUT	0.100%	7/23/15 LOC	21,290	21,290
1 District of Columbia Income Tax Revenue TOB
VRDO	0.110%	6/5/15	6,200	6,200
District of Columbia Revenue (Medstar Health,
Inc.) VRDO	0.110%	6/5/15 LOC	13,975	13,975
District of Columbia Revenue (Washington
Center for Internships) VRDO	0.100%	6/5/15 LOC	4,500	4,500
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.120%	6/5/15	5,935	5,935
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.120%	6/5/15	4,010	4,010
				55,910
Florida (4.2%)
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.110%	6/5/15	9,600	9,600
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.080%	6/1/15	11,700	11,700
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.090%	6/5/15	36,715	36,715
1 Jacksonville FL Special Revenue TOB VRDO	0.110%	6/5/15	3,900	3,900
1 Miami-Dade County FL School Board COP TOB
VRDO	0.110%	6/5/15 (13)	49,500	49,500
Miami-Dade County FL Special Obligation
Revenue (Juvenile Courthouse Project)
VRDO	0.090%	6/5/15 LOC	25,000	25,000
1 South Florida Water Management District COP
TOB VRDO	0.100%	6/1/15	4,400	4,400
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program) VRDO	0.100%	6/5/15 LOC	5,220	5,220
				146,035
Georgia (3.2%)
Atlanta GA Development Authority Revenue
(Georgia Aquarium Inc. Project) VRDO	0.090%	6/5/15 LOC	11,250	11,250
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.100%	6/5/15 LOC	7,100	7,100
1 Gwinnett County GA School District GO TOB
VRDO	0.100%	6/5/15	13,265	13,265
Municipal Electric Authority Georgia Revenue
(Project One) VRDO	0.090%	6/5/15 LOC	22,100	22,100
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.070%	6/5/15	12,300	12,300
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.100%	6/5/15	20,365	20,365
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.110%	6/5/15	25,000	25,000
				111,380

Illinois (4.3%)
Illinois Educational Facilities Authority Revenue
(University of Chicago) VRDO	0.130%	6/5/15	24,657	24,657
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.130%	6/5/15	25,000	25,000
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.100%	6/5/15 LOC	10,000	10,000
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.100%	6/5/15 LOC	4,000	4,000
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.090%	6/1/15	5,000	5,000
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.130%	6/5/15	24,365	24,365
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Hospital) VRDO	0.100%	6/5/15 LOC	32,900	32,900
Illinois Health Facilities Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.090%	6/1/15	21,750	21,750
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.100%	6/5/15	1,600	1,600
				149,272
Indiana (5.4%)
1 Crown Point IN Multi-School Building Corp.
Mortgage Revenue TOB PUT	0.110%	8/27/15 LOC	12,285	12,285
1 Indiana Finance Authority Highway Revenue
TOB VRDO	0.120%	6/5/15	14,570	14,570
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.090%	6/5/15 LOC	9,555	9,555
Indiana Finance Authority Midwestern Disaster
Relief Revenue (Ohio Valley Electric Corp.
Project) VRDO	0.100%	6/5/15 LOC	17,900	17,900
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	0.110%	6/5/15	23,925	23,925
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
VRDO	0.100%	6/5/15	9,200	9,200
Posey County IN Economic Development
Revenue (Midwest Fertilizer Corp. Project)
PUT	0.250%	11/3/15	85,000	85,000
Purdue University Indiana COP VRDO	0.070%	6/5/15	14,685	14,685
				187,120
Kansas (0.4%)
Kansas Department of Transportation Highway
Revenue VRDO	0.100%	6/5/15	11,900	11,900

Kentucky (0.4%)
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group) VRDO	0.100%	6/1/15 LOC	12,000	12,000

Louisiana (1.2%)
East Baton Rouge Parish LA Industrial
Development Board Revenue (ExxonMobil
Project) VRDO	0.060%	6/1/15	12,100	12,100
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health) VRDO	0.100%	6/5/15 LOC	5,405	5,405

Louisiana Public Facilities Authority Revenue
(Tiger Athletic Foundation Project) VRDO	0.100%	6/5/15 LOC	22,325	22,325
				39,830
Maryland (0.9%)
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	0.090%	6/5/15 LOC	7,200	7,200
Montgomery County MD GO CP	0.100%	6/10/15	18,000	18,000
Montgomery County MD Housing Opportunities
Commission Multifamily Housing Revenue
VRDO	0.100%	6/5/15 LOC	5,000	5,000
				30,200
Massachusetts (1.8%)
Massachusetts Bay Transportation Authority
Sales Tax Revenue CP	0.100%	6/9/15	20,000	20,000
1 Massachusetts GO TOB VRDO	0.100%	6/5/15	4,800	4,800
Massachusetts Water Resources Authority
Revenue VRDO	0.110%	6/5/15	37,600	37,600
				62,400
Michigan (2.4%)
Green Lake Township MI Economic
Development Corp. Revenue (Interlochen
Center for the Arts Project) VRDO	0.090%	6/1/15 LOC	14,500	14,500
1 Michigan Finance Authority Hospital Revenue
Bonds (Trinity Health Credit Group) TOB
VRDO	0.100%	6/5/15 LOC	16,500	16,500
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.090%	6/5/15	8,110	8,110
Michigan State University Board of Trustees
General Revenue VRDO	0.090%	6/5/15	12,205	12,205
University of Michigan Revenue VRDO	0.060%	6/1/15	25,950	25,950
1 Wayne State University Michigan Revenue TOB
VRDO	0.100%	6/1/15	6,660	6,660
				83,925
Minnesota (0.1%)
1 Minneapolis MN Health Care System Revenue
(Fairview Health Services) TOB VRDO	0.100%	6/5/15 LOC	2,900	2,900
Minnesota Higher Education Facilities Authority
Revenue (Carleton College) VRDO	0.140%	6/5/15	1,965	1,965
				4,865
Mississippi (1.6%)
Jackson County MS Pollution Control Revenue
(Chevron USA Inc.) VRDO	0.060%	6/1/15	7,200	7,200
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.060%	6/1/15	19,640	19,640
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.070%	6/5/15	15,000	15,000
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.110%	6/5/15	12,600	12,600
				54,440

Missouri (5.5%)
Curators of the University of Missouri System
Facilities Revenue VRDO	0.070%	6/5/15	40,170	40,170
Missouri Development Finance Board Cultural
Facilities Revenue (Nelson Gallery
Foundation) VRDO	0.090%	6/1/15	42,850	42,850
Missouri Development Finance Board Cultural
Facilities Revenue (Nelson Gallery
Foundation) VRDO	0.090%	6/1/15	29,575	29,575
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.080%	6/5/15	45,400	45,400
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.100%	6/5/15	8,270	8,270
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Louis
University) VRDO	0.100%	6/1/15 LOC	8,735	8,735
Missouri Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) VRDO	0.100%	6/5/15	12,515	12,515
Missouri Health & Educational Facilities
Authority Revenue (Washington University)
VRDO	0.100%	6/1/15	3,400	3,400
				190,915
Nebraska (1.3%)
Douglas County NE Hospital Authority No. 2
Health Facilities Revenue (Children's Hospital
Obligated Group) VRDO	0.070%	6/1/15 LOC	5,050	5,050
Nebraska Investment Finance Authority Single
Family Housing Revenue VRDO	0.080%	6/5/15	40,670	40,670
				45,720
New Jersey (1.4%)
1 New Jersey GO TOB VRDO	0.120%	6/1/15 LOC	48,000	48,000
Rutgers State University New Jersey Revenue
VRDO	0.060%	6/1/15	585	585
				48,585
New Mexico (1.9%)
New Mexico Finance Authority Transportation
Revenue VRDO	0.090%	6/5/15 LOC	43,000	43,000
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.090%	6/5/15	13,145	13,145
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.090%	6/5/15	9,655	9,655
				65,800
New York (19.8%)
Nassau County NY Health Care Corp. Revenue
VRDO	0.080%	6/5/15 LOC	18,560	18,560
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.100%	6/5/15	26,500	26,500
New York City NY GO VRDO	0.080%	6/1/15 LOC	31,675	31,675
New York City NY GO VRDO	0.080%	6/1/15 LOC	5,400	5,400
New York City NY GO VRDO	0.080%	6/1/15 LOC	12,795	12,795
New York City NY GO VRDO	0.080%	6/1/15	8,200	8,200

New York City NY GO VRDO	0.090%	6/1/15	40,700	40,700
New York City NY GO VRDO	0.100%	6/1/15	3,680	3,680
New York City NY GO VRDO	0.100%	6/5/15 LOC	29,730	29,730
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	0.080%	6/5/15 LOC	20,700	20,700
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (West 26th
Street Development) VRDO	0.110%	6/5/15 LOC	4,270	4,270
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (West 26th
Street Development) VRDO	0.110%	6/5/15 LOC	14,530	14,530
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (1133
Manhattan Avenue) VRDO	0.130%	6/5/15 LOC	9,000	9,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.080%	6/5/15	35,600	35,600
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	0.080%	6/5/15 LOC	25,000	25,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.080%	6/1/15	38,250	38,250
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.080%	6/1/15	5,835	5,835
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.080%	6/1/15	10,600	10,600
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.090%	6/1/15	8,450	8,450
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.090%	6/1/15	11,000	11,000
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.110%	6/5/15	5,535	5,535
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.120%	6/5/15	6,500	6,500
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.080%	6/1/15	27,700	27,700
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.090%	6/5/15	18,700	18,700
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.090%	6/1/15	4,180	4,180
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.120%	6/5/15	18,365	18,365
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.090%	6/1/15	1,500	1,500
New York City NY Trust for Cultural Resources
Revenue (Asia Society) VRDO	0.120%	6/5/15 LOC	3,480	3,480
New York Liberty Development Corp. Revenue
(Greenwich LLC) VRDO	0.080%	6/5/15 LOC	5,550	5,550
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.080%	6/1/15 LOC	19,425	19,425

New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.100%	6/5/15 LOC	20,300	20,300
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.110%	6/5/15 (13)(4)	3,500	3,500
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.090%	6/5/15 LOC	6,835	6,835
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.090%	6/5/15 LOC	15,000	15,000
New York State Housing Finance Agency
Housing Revenue (8 East 102nd Street)
VRDO	0.090%	6/5/15 LOC	36,300	36,300
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.090%	6/5/15 LOC	15,100	15,100
New York State Housing Finance Agency
Housing Revenue (Clinton Park Phase II)
VRDO	0.090%	6/5/15 LOC	5,000	5,000
New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	0.090%	6/5/15 LOC	19,190	19,190
New York State Housing Finance Agency
Revenue (Maestro West Chelsea Housing)
VRDO	0.090%	6/5/15 LOC	5,000	5,000
New York State Housing Finance Agency
Revenue (Riverside Center) VRDO	0.090%	6/5/15 LOC	7,000	7,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.100%	6/5/15	10,000	10,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.110%	6/5/15	18,000	18,000
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.080%	6/5/15 LOC	8,555	8,555
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.120%	6/5/15	18,215	18,215
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University) VRDO	0.080%	6/5/15	4,705	4,705
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.090%	6/5/15 LOC	8,000	8,000
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.100%	6/5/15 LOC	8,510	8,510
				680,620
North Carolina (3.4%)
Charlotte NC COP VRDO	0.100%	6/5/15	13,820	13,820
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.090%	6/5/15 LOC	10,000	10,000
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.090%	6/5/15	22,415	22,415
Forsyth County NC GO VRDO	0.100%	6/5/15	2,015	2,015
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.110%	6/5/15 LOC	2,975	2,975
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed) VRDO	0.100%	6/5/15 LOC	11,010	11,010
North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) VRDO	0.110%	6/5/15 LOC	17,240	17,240
Raleigh Durham NC Airport Authority Revenue
VRDO	0.090%	6/5/15 LOC	5,620	5,620

Raleigh NC Downtown Improvement Project
COP VRDO	0.100%	6/5/15	17,900	17,900
Winston-Salem NC Water & Sewer System
Revenue VRDO	0.100%	6/5/15	15,100	15,100
				118,095
Ohio (8.8%)
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.090%	6/5/15 LOC	6,075	6,075
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.100%	6/5/15	10,000	10,000
Columbus OH GO VRDO	0.070%	6/5/15	22,985	22,985
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.100%	6/5/15 LOC	8,615	8,615
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.100%	6/5/15 LOC	3,430	3,430
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.130%	6/5/15 LOC	9,755	9,755
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.090%	6/5/15	14,300	14,300
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.090%	6/5/15	11,750	11,750
Franklin County OH Hospital Facilities Revenue
(US Health Corp. of Columbus) VRDO	0.130%	6/5/15 LOC	2,205	2,205
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.100%	6/5/15	5,000	5,000
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.070%	6/1/15	14,400	14,400
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.080%	6/1/15	8,300	8,300
Ohio Common Schools GO VRDO	0.070%	6/5/15	9,740	9,740
Ohio Common Schools GO VRDO	0.070%	6/5/15	16,500	16,500
Ohio Common Schools GO VRDO	0.090%	6/5/15	9,255	9,255
Ohio GO VRDO	0.120%	6/5/15	19,140	19,140
Ohio GO VRDO	0.120%	6/5/15	2,820	2,820
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.060%	6/1/15	5,000	5,000
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.070%	6/1/15	46,750	46,750
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.070%	6/1/15	3,000	3,000
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.110%	6/5/15	15,100	15,100
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.110%	6/5/15	3,600	3,600
Ohio Infrastructure Improvement GO VRDO	0.120%	6/5/15	13,710	13,710
Ohio State University General Receipts
Revenue VRDO	0.070%	6/5/15	7,540	7,540
Ohio State University General Receipts
Revenue VRDO	0.070%	6/5/15	13,000	13,000

Ohio State University General Receipts
Revenue VRDO	0.090%	6/5/15	7,500	7,500
Ohio State University General Receipts
Revenue VRDO	0.090%	6/5/15	10,000	10,000
Ohio State University General Receipts
Revenue VRDO	0.090%	6/5/15	3,365	3,365
				302,835
Oregon (1.1%)
Oregon GO (Veterans Welfare) VRDO	0.100%	6/1/15	16,150	16,150
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.100%	6/5/15	9,145	9,145
Oregon TAN	2.000%	6/15/15	13,000	13,009
				38,304
Pennsylvania (3.6%)
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University) VRDO	0.080%	6/1/15	11,400	11,400
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.100%	6/5/15 LOC	13,000	13,000
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.100%	6/5/15	13,490	13,490
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.100%	6/5/15	9,900	9,900
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.090%	6/5/15 LOC	2,190	2,190
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.070%	6/1/15	1,300	1,300
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.070%	6/1/15	31,155	31,155
Lancaster County PA Hospital Authority Health
Center Revenue (Masonic Homes Project)
VRDO	0.080%	6/1/15 LOC	4,600	4,600
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue VRDO	0.100%	6/5/15 LOC	510	510
1 Pennsylvania GO TOB VRDO	0.100%	6/5/15	10,055	10,055
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.080%	6/1/15 LOC	18,120	18,120
1 Pennsylvania Higher Educational Facilities
Authority Revenue TOB VRDO	0.120%	6/5/15	4,530	4,530
Philadelphia PA Water & Waste Water Revenue
VRDO	0.100%	6/5/15 LOC	3,505	3,505
				123,755
Rhode Island (0.4%)
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(Brown University) VRDO	0.070%	6/5/15	9,000	9,000
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(Brown University) VRDO	0.080%	6/5/15	5,400	5,400
				14,400

South Carolina (0.4%)
1 Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project) TOB
VRDO	0.130%	6/5/15	7,250	7,250
Greenville County SC Hospital System Revenue
VRDO	0.090%	6/5/15 LOC	5,200	5,200
				12,450
South Dakota (0.2%)
South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.100%	6/5/15	6,040	6,040

Tennessee (2.5%)
Shelby County TN GO VRDO	0.120%	6/5/15	85,490	85,490

Texas (7.4%)
1 Cypress-Fairbanks TX Independent School
District GO TOB VRDO	0.100%	6/1/15	4,995	4,995
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.100%	6/1/15	25,575	25,575
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.100%	6/1/15	7,690	7,690
1 Harris County TX GO TOB VRDO	0.140%	6/5/15 (13)	9,600	9,600
1 Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System) TOB VRDO	0.100%	6/5/15 LOC	5,000	5,000
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Texas Children's
Hospital) VRDO	0.090%	6/1/15	7,100	7,100
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.100%	6/1/15	21,745	21,745
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.100%	6/1/15	22,045	22,045
1 Houston TX Utility System Revenue TOB VRDO	0.100%	6/5/15 (13)	8,000	8,000
Houston TX Utility System Revenue VRDO	0.090%	6/5/15 LOC	4,425	4,425
Liberty Hill Independent School District GO	5.250%	2/1/16 (Prere.)	9,715	10,043
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.090%	6/5/15	5,000	5,000
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Health Care System Project) VRDO	0.090%	6/5/15 LOC	5,750	5,750
1 Texas GO TOB VRDO	0.100%	6/5/15	5,230	5,230
1 Texas GO TOB VRDO	0.100%	6/5/15	10,100	10,100
Texas TRAN	1.500%	8/31/15	92,000	92,313
1 Texas Transportation Commission Revenue
TOB VRDO	0.110%	6/5/15	1,475	1,475
1 University of Texas Permanent University Fund
Revenue TOB VRDO	0.110%	6/5/15	9,900	9,900
				255,986
Utah (2.5%)
Emery County UT Pollution Control Revenue
(PacifiCorp Projects) VRDO	0.100%	6/5/15 LOC	25,000	25,000

Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.090%	6/1/15	9,540	9,540
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.090%	6/1/15	33,300	33,300
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.100%	6/1/15	18,340	18,340
				86,180
Vermont (0.7%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project) VRDO	0.100%	6/5/15 LOC	18,645	18,645
Vermont Housing Finance Agency Revenue
VRDO	0.100%	6/5/15	5,470	5,470
				24,115
Virginia (1.0%)
Alexandria VA Industrial Development Authority
Revenue (Institute for Defense Analyses
Project) VRDO	0.110%	6/5/15 LOC	13,805	13,805
Capital Beltway Funding Corp. Virginia Toll
Revenue (I-495 HOT Lanes Project) VRDO	0.070%	6/5/15 LOC	22,100	22,100
				35,905
Washington (0.8%)
Chelan County WA Public Utility District No. 1
Consolidated System Revenue VRDO	0.090%	6/5/15	5,900	5,900
1 King County WA Sewer Revenue TOB VRDO	0.100%	6/1/15	7,885	7,885
1 Seattle WA Water System Revenue TOB VRDO	0.120%	6/5/15	5,060	5,060
1 Washington GO TOB VRDO	0.110%	6/5/15	10,000	10,000
				28,845
West Virginia (0.5%)
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.090%	6/5/15 LOC	16,180	16,180

Wisconsin (0.6%)
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
VRDO	0.080%	6/1/15 LOC	20,780	20,780

Wyoming (0.4%)
Lincoln County WY Pollution Control Revenue
(PacifiCorp Project) VRDO	0.100%	6/5/15 LOC	15,100	15,100
Total Tax-Exempt Municipal Bonds (Cost $3,440,040)				3,440,040
Total Investments (99.8%) (Cost $3,440,040)				3,440,040
Other Assets and Liabilities-Net (0.2%)				6,556
Net Assets (100%)				3,446,596

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, the aggregate value of these securities was $452,940,000, representing 13.1% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.

Municipal Cash Management Fund

BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Municipal Cash Management Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2015, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 16, 2015

VANGUARD CMT FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 16, 2015

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.